Leases (Details) - Schedule of Operating Lease Liabilities - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Lease Liabilities [Line Items]
2023 - remaining	$ 312,613
2024	1,332,327
2025	1,304,733
2026	1,032,656	$ 829,045
2027	766,969	512,756
Thereafter	273,660
Total	5,022,958	3,220,090
Less: imputed interest	(581,079)	(269,193)
Total operating lease liabilities	$ 4,441,879	$ 2,950,897	$ 3,221,558